SHAREHOLDERS' DEFICIT (Detail Textuals 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Series A Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	3,437,500	3,437,500	3,437,500
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,276,750	1,276,750	1,276,750
Preferred stock, shares outstanding	1,276,750	1,276,750	1,276,750
Preferred stock, capital shares reserved for future issuance	380,000	380,000	380,000
Preferred stock having right to votes	20 votes	20 votes
Preferred stock liquidation preference value, condition, multiple	2.5	2.5
Preferred stock, liquidation value | $	$ 12,767,500	$ 12,767,500	$ 12,767,500
Description of liquidation preference value	Liquidation preference equal to two and a half (2.5) times the Series A Preferred Stock original issue price	Liquidation preference equal to two and a half (2.5) times the Series A Preferred Stock original issue price
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 10	$ 10.00
Convertible preferred stock issued upon conversion	20	20
Minimum number of shares outstanding required to effect or validate merger	1,000,000	1,000,000
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	11,000,000	11,000,000	11,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	5,307,212	5,307,212	5,305,852
Preferred stock, shares outstanding	5,307,212	5,307,212	5,305,852
Preferred stock, capital shares reserved for future issuance	3,250,000	1,250,000	1,170,000
Preferred stock having right to votes	20 votes	20 votes
Preferred stock, liquidation value | $	$ 15,921,636	$ 15,921,636	$ 15,917,556
Description of liquidation preference value	liquidation preference equal to the Series B Preferred Stock original issue price, or $15,921,636, subject to certain customary adjustments, or (B) the amount such share of Series B Preferred Stock would receive if it participated pari passu with the holders of Common Stock and preferred stock on an as-converted basis.	Liquidation preference equal to the Series B Preferred Stock original issue price or $15,921,636 and $15,917,556 as of December 31, 2016 and 2015, respectively, subject to certain customary adjustments
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 3.00	$ 3.00
Convertible preferred stock issued upon conversion	20	20
Minimum number of shares outstanding required to effect or validate merger	1,000,000	1,000,000